Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
Related Party Transactions
12. Related Party Transactions
In March 2020, the Company entered into a Management and Administrative Services Agreement with ElevateBio Technologies, Inc. that provides for ongoing services to the Company in areas such as information technology, human resources and administration management, and facilities. The Company is billed monthly for such services at cost, with mark-up
for profit on specific services, but including reasonable allocations of employee benefits, facilities and other direct or fairly allocated indirect costs that relate to the associates

providing
the services. The agreement has an initial term of five years and will automatically renew for successive one year terms, unless earlier terminated under the terms of the agreement. In April 2024, the agreement was terminated effective May 1, 2024.
In May 2020, the Company entered into a Development and Manufacturing Services Agreement with ElevateBio BaseCamp, Inc. (“BaseCamp”) pursuant to which BaseCamp provides products and services that are used in the Company’s laboratory operations, including consulting services, project management services, quality control services and cGMP drug product manufacturing. The agreement will expire upon the later of (a) five years from the effective date of January 1, 2019 or (b) the completion of services under all work orders executed prior to the fifth anniversary of the effective date, unless earlier terminated under the terms of the agreement. All services under all work orders have been completed and the agreement expired on January 1, 2024.
The Company incurred $0.0 and $1.0 million during the three months ended September 30, 2024 and 2023, respectively, and $0.1 million and $1.6 million during the nine months ended September 30, 2024 and 2023, respectively, related to services provided to the Company by ElevateBio and affiliates and sold $0.1 million of equipment to ElevateBio and affiliates during the three and nine months ended September 30, 2024. At September 30, 2024 and December 31, 2023, the Company owed ElevateBio and affiliates $0.0 million and $0.3 million, respectively, and had no prepaid expenses with ElevateBio and affiliates.
In March 2023, the Company entered into a services agreement with Marker Therapeutics, Inc. (“Marker”) pursuant to which Marker provides development services to the Company. Juan Vera, a current director and former executive officer of the Company, is co-founder,
director and chief executive officer of Marker. In June 2023, CellReady LLC (“CellReady”) acquired certain manufacturing assets previously owned by Marker, and inherited the service agreement that AlloVir previously maintained with Marker. The Company incurred
$0.0 and $0.2 million during the three months ended September 30, 2024 and 2023, respectively, and $0.0 and $0.2 million during the nine months ended September 30, 2024 and 2023, respectively, under the agreement. At September 30, 2024 and December 31, 2023, the Company owed CellReady $0.0 and $0.5 million, respectively.
Members of the Company’s management and board of directors received consulting fees totaling $0.0 million and $0.1 million during the three months ended September 30, 2024 and 2023, respectively, and $0.1 million and $0.3 million during the nine months ended September 30, 2024 and 2023, respectively.

14. Related Party Transactions
In March 2020, the Company entered into a Management and Administrative Services Agreement with ElevateBio Technologies, Inc. that provides for ongoing services to the Company in areas such as information technology, human resources and administration management, and facilities. The Company is billed monthly for such services at cost, with mark-up
for profit on specific services, but including reasonable allocations of employee benefits, facilities and other direct or fairly allocated indirect costs that relate to the associates providing the services. The agreement has an initial term of five years and will automatically renew for successive one year terms, unless earlier terminated under the terms of the agreement.
In May 2020, the Company entered into a Development and Manufacturing Services Agreement with ElevateBio BaseCamp, Inc. (“BaseCamp”) pursuant to which BaseCamp provides products and services that are used in the Company’s laboratory operations, including consulting services, project management services, quality control services and cGMP drug product manufacturing (see Note 5). The agreement will expire upon the later of (a) five years from the effective date of January 1, 2019 or (b) the completion of services under all work orders executed prior to the fifth anniversary of the effective date, unless earlier terminated under the terms of the agreement.
In August 2022, the Company made a $2.0 million prepayment to BaseCamp for future services.
The Company incurred $2.6 million and $3.5 million during the year ended December 31, 2023 and 2022, respectively, related to services provided to the Company by ElevateBio and affiliates. At December 31, 2023 and 2022, the Company owed ElevateBio and affiliates $0.3 million and $0.1 million, respectively and had prepaid expenses with ElevateBio and affiliates of $0 and $2.0 million, respectively.
In March 2023, the Company entered into a services agreement with Marker Therapeutics, Inc. (“Marker”) pursuant to which Marker provides development services to the Company. Juan Vera, a current director and former executive officer of the Company, is co-founder,
director and chief executive officer of Marker. In June 2023, CellReady LLC (“CellReady”) acquired certain manufacturing assets previously owned by Marker, and inherited the service agreement that Allovir previously maintained with Marker. The Company incurred
$0.5 million during the year ended December 31, 2023, under the agreement. At December 31, 2023, the Company owed CellReady $0.5 million.
Members of the Company’s management and board of directors received consulting fees totaling $0.4 million and $0.5 million during the years ended December 31, 2023 and 2022, respectively.